Supplement dated October 12, 2010 to the

PNC Balanced Allocation Fund Class A and Class C Shares Summary Prospectus,

PNC Mid Cap Value Fund Class A and Class C Shares Summary Prospectus,

PNC Large Cap Value Fund Class A and Class C Shares Summary Prospectus,

and

PNC Equity Funds Class A and Class C Shares Prospectus

dated October 1, 2010

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectuses and should be read in conjunction with such prospectuses.

Effective October 6, 2010, the Portfolio Managers of the PNC Balanced Allocation Fund are as follows:

Name	Years as Fund Portfolio Manager	Title
Andrew D. Harding*	10	Managing Director and Chief Investment Officer of Taxable Fixed Income
Edward A. Johnson, CFA	6	Portfolio Manager
Gordon A. Johnson	6	Managing Director
Michael E. Santelli, CFA, CPA	—	Managing Director
Alex L. Vallecillo, CFA	—	Senior Portfolio Manager
Douglas Roman, CFA, CMT	1	Director of Equity Management
Martin C. Schulz, J.D.	12	Managing Director
*	Effective October 1, 2010

Effective October 6, 2010, the Portfolio Managers of the PNC Large Cap Value Fund are as follows:

Name	Years as Fund Portfolio Manager	Title
Michael E. Santelli, CFA, CPA	—	Managing Director
Alex L. Vallecillo, CFA	—	Senior Portfolio Manager
Edward A. Johnson, CFA	6	Portfolio Manager

Effective October 6, 2010, the Portfolio Managers of the PNC Mid Cap Value Fund are as follows:

Name	Years as Fund Portfolio Manager	Title
Michael E. Santelli, CFA, CPA	14	Managing Director
Alex L. Vallecillo, CFA	14	Senior Portfolio Manager
Edward A. Johnson, CFA	—	Portfolio Manager

Effective October 6, 2010, under “Portfolio Management Teams” on page 53 of the PNC Equity Funds Class A and Class C Shares Prospectus, the team for the PNC Balanced Allocation Fund should be deleted and replaced with the following:

Name	Business Experience
Balanced Allocation Fund
Andrew D. Harding Chief Investment Officer, Fixed Income	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser.
Years with the Adviser: 10 Industry experience: 29 years	Mr. Harding has been with the Adviser since 2000.

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Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6 Industry experience: 13 years

Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Mr. Johnson has been with the Adviser since 2009. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 14 Industry experience: 19 years	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Santelli has been with the Adviser since 1995.
Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 14 Industry experience: 15 years	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Vallecillo has been with the Adviser since 1996.
Gordon A. Johnson Managing Director Years with the Adviser: 6 Industry experience: 25 years

Mr. Johnson is responsible for portfolio management and equity research of the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Core Fund, since 1985.

Douglas Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 8 Industry experience: 23 years

Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 12 Industry experience: 15 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1997.

Effective October 6, 2010, under “Portfolio Management Teams” on pages 54 and 55 of the PNC Equity Funds Class A and Class C Shares Prospectus, the teams for the PNC Large Cap Value Fund and PNC Mid Cap Value Fund should be deleted and replaced with the following:

Name	Business Experience
Large Cap Value and Mid Cap Value Fund
Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6 Industry experience: 13 years

Mr. Johnson is a Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund and Mid Cap Value Fund.

Mr. Johnson has been with the Adviser since 2009. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

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Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 14 Industry experience: 19 years	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Santelli has been with the Adviser since 1995.
Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 14 Industry experience: 15 years	Mr. Vallecillo is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Vallecillo has been with the Adviser since 1996.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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Supplement dated October 12, 2010 to the

PNC Balanced Allocation Fund Class I Shares Summary Prospectus,

PNC Mid Cap Value Fund Class I Shares Summary Prospectus,

PNC Large Cap Value Fund Class I Shares Summary Prospectus,

and

PNC Equity Funds Class I Shares Prospectus

dated October 1, 2010

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectuses and should be read in conjunction with such prospectuses.

Effective October 6, 2010, the Portfolio Managers of the PNC Balanced Allocation Fund are as follows:

Name	Years as Fund Portfolio Manager	Title
Andrew D. Harding*	10	Managing Director and Chief Investment Officer of Taxable Fixed Income
Edward A. Johnson, CFA	6	Portfolio Manager
Gordon A. Johnson	6	Managing Director
Michael E. Santelli, CFA, CPA	—	Managing Director
Alex L. Vallecillo, CFA	—	Senior Portfolio Manager
Douglas Roman, CFA, CMT	1	Director of Equity Management
Martin C. Schulz, J.D.	12	Managing Director

*	Effective October 1, 2010

Effective October 6, 2010, the Portfolio Managers of the PNC Large Cap Value Fund are as follows:

Name	Years as Fund Portfolio Manager	Title
Michael E. Santelli, CFA, CPA	—	Managing Director
Alex L. Vallecillo, CFA	—	Senior Portfolio Manager
Edward A. Johnson, CFA	6	Portfolio Manager

Effective October 6, 2010, the Portfolio Managers of the PNC Mid Cap Value Fund are as follows:

Name	Years as Fund Portfolio Manager	Title
Michael E. Santelli, CFA, CPA	14	Managing Director
Alex L. Vallecillo, CFA	14	Senior Portfolio Manager
Edward A. Johnson, CFA	—	Portfolio Manager

Effective October 6, 2010, under “Portfolio Management Teams” on page 45 of the PNC Equity Funds Class I Shares Prospectus, the team for the PNC Balanced Allocation Fund should be deleted and replaced with the following:

Name	Business Experience
Balanced Allocation Fund
Andrew D. Harding Chief Investment Officer, Fixed Income Years with the Adviser: 10 Industry experience: 29 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6 Industry experience: 13 years

Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Mr. Johnson has been with the Adviser since 2009. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 14 Industry experience: 19 years	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Santelli has been with the Adviser since 1995.
Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 14 Industry experience: 15 years	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Vallecillo has been with the Adviser since 1996.
Gordon A. Johnson Managing Director Years with the Adviser: 6 Industry experience: 25 years

Mr. Johnson is responsible for portfolio management and equity research of the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Core Fund, since 1985.

Douglas Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 8 Industry experience: 23 years

Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 12 Industry experience: 15 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1997.

Effective October 6, 2010, under “Portfolio Management Teams” on pages 46 and 47 of the PNC Equity Funds Class I Shares Prospectus, the teams for the PNC Large Cap Value Fund and PNC Mid Cap Value Fund should be deleted and replaced with the following:

Name	Business Experience
Large Cap Value and Mid Cap Value Fund
Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 6 Industry experience: 13 years

Mr. Johnson is a Portfolio Manager with shared responsibility for portfolio management of the Large Cap Value Fund and Mid Cap Value Fund.

Mr. Johnson has been with the Adviser since 2009. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 14 Industry experience: 19 years	Mr. Santelli is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Santelli has been with the Adviser since 1995.
Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 14 Industry experience: 15 years	Mr. Vallecillo is responsible for management of the Large Cap Value Fund and Mid Cap Value Fund. Mr. Vallecillo has been with the Adviser since 1996.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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Supplement dated October 12, 2010 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated October 1, 2010

This Supplement provides new and additional information beyond that contained in the above-mentioned

SAI and should be read in conjunction with the SAI.

Effective October 6, 2010, Michael Santelli, Edward A. Johnson and Alex L. Vallecillo serve as the portfolio management team for the PNC Mid Cap Value Fund, PNC Large Cap Value Fund and large cap value portion of the PNC Balanced Allocation Fund. The information regarding the dollar range of shares beneficially owned by the Portfolio Managers of the PNC Balanced Allocation Fund, PNC Mid Cap Value Fund and PNC Large Cap Value Fund under “Ownership of Securities” on pages 90 of the SAI should be deleted and replaced with the following information:

Balanced Allocation Fund
Andrew D. Harding	$0
Edward A. Johnson, CFA	$0
Michael Santelli, CFA, CPA	$0
Alex L. Vallecillo, CFA	$0
Gordon A. Johnson	$10,001-$50,000
Douglas Roman, CFA, CMT	$0
Martin C. Schulz, J.D.	$1,000-$10,000

Large Cap Value Fund
Michael Santelli, CFA, CPA	$0
Edward A. Johnson, CFA	$0
Alex L. Vallecillo, CFA	$0

Mid Cap Value Fund
Michael Santelli, CFA, CPA	$10,001-$50,000
Edward A. Johnson, CFA	$0
Alex L. Vallecillo, CFA	$10,001-$50,000

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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